Consolidated statements of comprehensive income - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Consolidated statements of comprehensive income
Net income	€ 327,758,000	€ 329,709,000
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	269,741,000	(265,041,000)
Gain (loss) related to cash flow hedges	(1,296,000)	7,834,000
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(426,000)	2,218,000
Other comprehensive income	268,871,000	(259,425,000)
Total comprehensive income	596,629,000	(70,284,000)
Comprehensive income attributable to noncontrolling interests	(78,004,000)	25,776,000
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	€ 518,625,000	€ (44,508,000)